Lease liability - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Principal payments of lease liabilities	$ 3,043	$ 3,327
Outstanding deferred gain	$ 0	$ 69
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate (in percent)	4.95%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate (in percent)	9.42%